Disposal of Subsidiary (Details Narrative)				3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 08, 2026 MYR (RM) RM / shares shares	Dec. 22, 2025 USD ($)	Dec. 22, 2025 MYR (RM)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 05, 2026 shares	Mar. 16, 2026 USD ($)	Mar. 16, 2026 MYR (RM)	Jan. 23, 2026 USD ($) shares	Jan. 23, 2026 MYR (RM) shares	Dec. 22, 2025 MYR (RM)
DisposalOfSubsidiaryLineItem [Line Items]
Total other income, net				$ 22,000		$ 1,000		$ 101,000	$ 9,000	$ 5,436,000	$ 10,000
Depreciation expense								1,000	1,000	5,000	6,000
Future NRG Sdn. Bhd. [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Discontinued operations include administrative charges										51,220	16,801
Cash consideration										3,135,050	1,701,167
Loss on disposal of equity interest in subsidiary					$ 1,919,251			1,904,424
Total other income, net					1,941,507			1,926,508
Depreciation expense								96,504	$ 92,277	$ 191,982	$ 173,709
Future NRG Sdn. Bhd. [Member] | Common Stock [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Shares issued | shares	46,700,000											1,960,000
Ordinary shares per share | RM / shares	RM 1.00
Future NRG Sdn. Bhd. [Member] | Share Sale Agreement [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Disposal of equity interest		$ 2,590,000	RM 10,500,000
Cash consideration		$ 2,590,000											$ 1,926,508	RM 7,855,337	$ 2,590,000	RM 10,500,000	RM 10,500,000
Loss on disposal of equity interest in subsidiary					$ 1,919,251			1,904,424
Shares issued | shares															10,500,000	10,500,000
Total other income, net								$ 1,941,507
Future NRG Sdn. Bhd. [Member] | Share Sale Agreement [Member] | FITTERS Diversified Berhad [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Total consideration | RM	RM 46,700,000
Solid Orient Holdings [Member] | Future NRG Sdn. Bhd. [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Ownership percentage		100.00%								100.00%	100.00%						100.00%
FITTERS Diversified Berhad [Member] | Future NRG Sdn. Bhd. [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Ownership percentage		100.00%													18.36%	18.36%	100.00%
FITTERS Diversified Berhad [Member] | Future NRG Sdn. Bhd. [Member] | Minimum [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Ownership percentage	100.00%
FITTERS Diversified Berhad [Member] | Future NRG Sdn. Bhd. [Member] | Maximum [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Ownership percentage		18.36%															18.36%